FOREIGN EXCHANGE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FOREIGN EXCHANGE
Foreign exchange (gain)/loss	$ 523	$ 1,495	$ 108
Translation of U.S. dollar cash held in Canada (gain)/loss	(19,630)	10,978
Translation of U.S. dollar debt and working capital (gain)/loss	58,628	(42,623)	(40,634)
Foreign exchange (gain)/loss	$ 39,521	$ (30,150)	$ (40,526)